Derivative Warrants - Series A and Series B Warrants - Additional Information (Details)	Dec. 31, 2022 shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants outstanding	10,051,400
2020 Series A Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants outstanding	50,000	[1]

[1]	The conversion or exercise price, as applicable, is subject to full ratchet antidilution protection upon any subsequent transaction at a price lower than the price then in effect and standard adjustments in the event of any share split, share dividend, share combination, recapitalization or other similar transaction. If the Company issues, sells or enters into any agreement to issue or sell, any variable rate securities, the investors have the additional right to substitute the variable price (or formula) of such securities for the conversion or exercise price, as applicable.